UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-23226

Listed Funds Trust
(Exact name of registrant as specified in charter)

615 East Michigan Street

Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Kacie G. Briody, President

Listed Funds Trust

c/o U.S. Bancorp Fund Services, LLC

777 East Wisconsin Avenue, 6th Floor

Milwaukee, WI 53202

(Name and address of agent for service)

(414) 403-6135

Registrant’s telephone number, including area code

Date of fiscal year end: December 31

Date of reporting period: June 30, 2025

Item 1. Reports to Stockholders.

(a)

Horizon Kinetics Blockchain Development ETF
BCDF (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Horizon Kinetics Blockchain Development ETF (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/bcdf/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Blockchain Development ETF	$45	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$18,642,944
Number of Holdings	29
Portfolio Turnover	5%
Visit https://horizonkinetics.com/products/etf/bcdf/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Common Stocks	90.7%
Exchange Traded Funds	0.1%
Cash & Other	9.2%

Top 10 Issuers	(%)
TMX Group Ltd.	6.4%
Cboe Global Markets, Inc.	6.1%
Intercontinental Exchange, Inc.	5.9%
Galaxy Digital, Inc.	5.6%
Deutsche Boerse AG	5.5%
Urbana Corp.	5.4%
Nasdaq, Inc.	5.3%
Singapore Exchange Ltd.	4.8%
CACI International, Inc.	4.3%
Tradeweb Markets, Inc.	4.1%

Top Ten Countries	(%)
United States	53.2%
Canada	11.8%
Japan	5.6%
Germany	5.5%
Singapore	4.8%
United Kingdom	3.7%
Australia	3.6%
Netherlands	1.4%
Greece	0.7%
Cash & Other	9.7%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/bcdf/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Blockchain Development ETF	PAGE 1	TSR-SAR-53656G209

Horizon Kinetics Energy and Remediation ETF
NVIR (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Horizon Kinetics Energy and Remediation ETF (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/nvir/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Energy and Remediation ETF	$42	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$3,805,011
Number of Holdings	38
Portfolio Turnover	2%
Visit https://horizonkinetics.com/products/etf/nvir/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Energy	74.3%
Industrial	21.1%
Basic Materials	2.3%
Consumer, Non-cyclical	1.5%
Cash & Other	0.8%

Top 10 Issuers	(%)
Exxon Mobil Corp.	6.9%
Texas Pacific Land Corp.	6.4%
Williams Cos., Inc.	6.0%
EQT Corp.	5.7%
Cheniere Energy, Inc.	5.0%
Expand Energy Corp.	4.4%
Suncor Energy, Inc.	3.4%
Itron, Inc.	3.2%
PrairieSky Royalty Ltd.	3.2%
CES Energy Solutions Corp.	3.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/nvir/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Energy and Remediation ETF	PAGE 1	TSR-SAR-53656G514

Horizon Kinetics Inflation Beneficiaries ETF
INFL (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Horizon Kinetics Inflation Beneficiaries ETF (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/infl/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Inflation Beneficiaries ETF	$45	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$1,258,453,758
Number of Holdings	46
Portfolio Turnover	3%
Visit https://horizonkinetics.com/products/etf/infl/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Security Type	(%)
Common Stocks	95.6%
Cash & Other	4.4%

Top 10 Issuers	(%)
Wheaton Precious Metals Corp.	8.0%
Landbridge Co. LLC	6.7%
Texas Pacific Land Corp.	5.2%
Intercontinental Exchange, Inc.	4.9%
Viper Energy, Inc.	4.8%
PrairieSky Royalty Ltd.	4.4%
Franco-Nevada Corp.	4.3%
Deutsche Boerse AG	4.0%
Cameco Corp.	3.5%
Cheniere Energy, Inc.	3.4%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/infl/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Inflation Beneficiaries ETF	PAGE 1	TSR-SAR-53656F623

Horizon Kinetics Japan Owner Operator ETF
TF | JAPN
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Horizon Kinetics Japan Owner Operator ETF (the “Fund”) for the period of  May 12, 2025 to June 30, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/japn/. You can also request this information by contacting us at 1-800-617-0004.
This report describes changes to the Fund that occurred during the reporting period.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Japan Owner Operator ETF	$12	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$9,093,159
Number of Holdings	30
Portfolio Turnover	0%
Visit https://horizonkinetics.com/products/etf/japn/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Technology	25.0%
Consumer, Cyclical	23.6%
Consumer, Non-cyclical	17.4%
Communications	15.5%
Industrial	14.4%
Cash & Other	4.1%

Top 10 Issuers	(%)
Japan Elevator Service Holdings Co. Ltd.	5.3%
Furuno Electric Co. Ltd.	5.2%
Oro Co. Ltd.	4.7%
Visional, Inc.	4.4%
ULS Group, Inc.	4.3%
Hikari Tsushin, Inc.	4.2%
Resorttrust, Inc.	4.2%
IG Port, Inc.	4.1%
Pan Pacific International Holdings Corp.	3.9%
Digital Garage, Inc.	3.7%
Geographic Breakdown (%)
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/japn/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Japan Owner Operator ETF	PAGE 1	TSR-SAR-53656H835

Horizon Kinetics Medical ETF
MEDX (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Horizon Kinetics Medical ETF (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/medx/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics Medical ETF	$43	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$15,241,248
Number of Holdings	33
Portfolio Turnover	0%
Visit https://horizonkinetics.com/products/etf/medx/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Consumer, Non-cyclical	93.6%
Cash & Other	6.4%

Top 10 Issuers	(%)
Eli Lilly & Co.	16.5%
AbbVie, Inc.	9.0%
Novartis AG	7.3%
Alnylam Pharmaceuticals, Inc.	5.9%
Amgen, Inc.	5.9%
AstraZeneca PLC	5.5%
Bristol-Myers Squibb Co.	5.2%
Johnson & Johnson	4.8%
Alkermes PLC	4.1%
Pfizer, Inc.	3.9%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/medx/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics Medical ETF	PAGE 1	TSR-SAR-53656G563

Horizon Kinetics SPAC Active ETF
SPAQ (Principal U.S. Listing Exchange: NYSE)
Semi-Annual Shareholder Report | June 30, 2025
This semi-annual shareholder report contains important information about Horizon Kinetics SPAC Active ETF (the “Fund”) for the period of  January 1, 2025 to June 30, 2025. You can find additional information about the Fund at https://horizonkinetics.com/products/etf/spaq/. You can also request this information by contacting us at 1-800-617-0004.
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
Horizon Kinetics SPAC Active ETF	$44	0.85%
*	Annualized
KEY FUND STATISTICS (as of June 30, 2025)

Net Assets	$16,488,742
Number of Holdings	50
Portfolio Turnover	37%
Visit https://horizonkinetics.com/products/etf/spaq/ for more recent performance information.
WHAT DID THE FUND INVEST IN? (as of June 30, 2025)

Top Sectors	(%)
Special Purpose Acquisition Companies (SPACs)	97.0%
Cash & Other	3.0%

Top 10 Issuers	(%)
Axiom Intelligence Acquisition Corp. 1	5.0%
Centurion Acquisition Corp.	4.8%
Oaktree Acquisition Corp. III Life Sciences	4.7%
Launch Two Acquisition Corp.	4.7%
Aldel Financial II, Inc.	4.6%
Graf Global Corp.	4.4%
Jackson Acquisition Co. II	4.3%
Legato Merger Corp. III	4.3%
Roman DBDR Acquisition Corp. II	4.3%
Ares Acquisition Corp. II	4.2%
For additional information about the Fund; including its prospectus, financial information, holdings and proxy information, scan the QR code or visit https://horizonkinetics.com/products/etf/spaq/.
HOUSEHOLDING
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same address (Householding). If you would prefer that your Horizon Kinetics Asset Management LLC documents not be householded, please contact Horizon Kinetics Asset Management LLC at 1-800-930-3828, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by Horizon Kinetics Asset Management LLC or your financial intermediary.
Horizon Kinetics SPAC Active ETF	PAGE 1	TSR-SAR-53656G555

(b)	Not applicable.

Item 2. Code of Ethics.

Not applicable for semi-annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable for semi-annual reports

Item 5. Audit Committee of Listed Registrants.

Not applicable for semi-annual reports

Item 6. Investments.

(a)	Schedule of Investments is included within the financial statements filed under Item 7 of this Form.
(b)	Not Applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Horizon Kinetics ETFs
Horizon Kinetics Blockchain Development ETF (BCDF)
Horizon Kinetics Energy and Remediation ETF (NVIR)
Horizon Kinetics Inflation Beneficiaries ETF (INFL)
Horizon Kinetics Japan Owner Operator ETF (JAPN)
Horizon Kinetics Medical ETF (MEDX)
Horizon Kinetics SPAC Active ETF (SPAQ)
Financials Statements and Additional Information
June 30, 2025 (Unaudited)

TABLE OF CONTENTS (Unaudited)

Horizon Kinetics Blockchain Development ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 90.7%
Capital Markets - 18.2%
Bakkt Holdings, Inc.(a)(b)	13,426	$187,293
Galaxy Digital, Inc. - Class A(a)(b)	47,691	1,044,433
MarketAxess Holdings, Inc.	1,826	407,819
OTC Markets Group, Inc. - Class A	7,851	447,507
Tradeweb Markets, Inc. - Class A	5,283	773,431
WisdomTree, Inc.	45,360	522,094
		3,382,577
Computer Services - 7.4%
CACI International, Inc. - Class A(a)	1,673	797,519
Science Applications International Corp.	5,118	576,338
		1,373,857
Consulting Services - 0.5%
Booz Allen Hamilton Holding Corp.	927	96,528
Data Processing-Management - 1.1%
Broadridge Financial Solutions, Inc.	840	204,145
Electric-Integrated - 3.2%
Hawaiian Electric Industries, Inc.(a)	56,072	596,045
Global Exchanges - 47.3%(d)
ASX Ltd.	14,808	676,982
Cboe Global Markets, Inc.	4,848	1,130,602
Deutsche Boerse AG	3,148	1,023,220
Euronext NV(c)	1,505	256,339
Hellenic Exchanges - Athens Stock Exchange SA	18,774	132,006
Intercontinental Exchange, Inc.	5,953	1,092,197
Japan Exchange Group, Inc.	63,648	643,552
London Stock Exchange Group PLC	4,674	681,174
Nasdaq, Inc.	11,142	996,318
NZX Ltd.	102,855	93,033
Singapore Exchange Ltd.	77,175	901,632
TMX Group Ltd.	28,398	1,201,270
		8,828,325
Investment Companies - 5.4%
Urbana Corp. - Class A	216,436	1,008,818
Motion Pictures & Services - 2.1%
IG Port, Inc.	14,116	213,629
Toei Animation Co. Ltd.	7,619	173,273
		386,902
Oil Companies -Exploration & Production - 3.3%
Landbridge Co. LLC - Class A	9,182	620,520

	Shares	Value
Securities & Commodities Exchanges - 2.2%
CME Group, Inc.	1,519	$418,667
TOTAL COMMON STOCKS (Cost $12,978,689)		16,916,384
EXCHANGE TRADED FUNDS - 0.1%
Grayscale Bitcoin Mini Trust ETF(a)	300	14,325
TOTAL EXCHANGE TRADED FUNDS (Cost $13,797)		14,325
TOTAL INVESTMENTS - 90.8% (Cost $12,992,486)		$16,930,709
Money Market Deposit Account - 15.1%(e)(f)		2,821,430
Liabilities in Excess of Other Assets - (5.9)%		(1,109,195)
TOTAL NET ASSETS - 100.0%		$18,642,944

Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $1,190,680.
(c)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $256,339 or 1.4% of the Fund’s net assets.

(d)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(e)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(f)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $1,117,015 which represented 6.0% of net assets.

The accompanying notes are an integral part of these financial statements.

1

Horizon Kinetics Blockchain Development ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$16,916,384	$—	$—	$16,916,384
Exchange Traded Funds	14,325	—	—	14,325
Total Investments	$16,930,709	$—	$—	$16,930,709

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)
United States	$9,925,781	53.2%
Canada	2,210,088	11.8
Japan	1,030,454	5.6
Germany	1,023,220	5.5
Singapore	901,632	4.8
United Kingdom	681,174	3.7
Australia	676,982	3.6
Netherlands	256,339	1.4
Greece	132,006	0.7
New Zealand	93,033	0.5
Other Assets in Excess of Other Assets	1,712,235	9.2
	$18,642,944	100.0%

The accompanying notes are an integral part of these financial statements.

2

Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 99.2%
Chemicals-Specialty - 2.3%
Ecolab, Inc.	330	$88,915
Diagnostic Kits - 1.5%
IDEXX Laboratories, Inc.(a)	105	56,316
Electronic Measuring Instruments - 6.0%
Badger Meter, Inc.	440	107,778
Itron, Inc.(a)	920	121,099
		228,877
Engineering-Research & Development Services - 1.9%
Fluor Corp.(a)	1,430	73,316
Machinery-Electrical - 1.3%
Franklin Electric Co., Inc.	555	49,806
Machinery-General Industrial - 1.1%
IDEX Corp.	230	40,381
Machinery-Pumps - 5.7%
Flowserve Corp.	1,495	78,263
Watts Water Technologies, Inc. - Class A	295	72,538
Xylem, Inc.	500	64,680
		215,481
Oil Companies -Exploration & Production - 20.9%
ConocoPhillips	1,100	98,714
Diamondback Energy, Inc.	850	116,790
EOG Resources, Inc.	970	116,022
EQT Corp.	3,705	216,076
Expand Energy Corp.	1,425	166,639
Occidental Petroleum Corp.	1,905	80,029
		794,270
Oil Companies-Integrated - 10.4%
Exxon Mobil Corp.	2,453	264,434
Suncor Energy, Inc.	3,465	129,764
		394,198
Oil-Field Services - 17.3%
Aris Water Solutions, Inc. - Class A	2,550	60,308
Calfrac Well Services Ltd.(a)	11,935	30,001
CES Energy Solutions Corp.	24,705	120,040
Enerflex Ltd.	8,325	65,684
Liberty Energy, Inc.	3,465	39,778
Schlumberger NV	2,115	71,487
Secure Waste Infrastructure Corp.	8,705	98,675
STEP Energy Services Ltd.(a)(b)	16,600	51,826
TETRA Technologies, Inc.(a)	13,600	45,696
Trican Well Service Ltd.	22,415	74,087
		657,582

	Shares	Value
Oil-US Royalty Trusts - 14.7%
Permian Basin Royalty Trust	7,760	$96,689
PrairieSky Royalty Ltd.	6,955	120,394
Sabine Royalty Trust	493	32,873
San Juan Basin Royalty Trust(a)	10,983	65,678
Texas Pacific Land Corp.	230	242,970
		558,604
Pipelines - 11.0%
Cheniere Energy, Inc.	785	191,163
Williams Cos., Inc.	3,655	229,571
		420,734
Water Treatment Systems - 5.1%
Energy Recovery, Inc.(a)	2,440	31,183
Pentair PLC	945	97,013
Veralto Corp.	666	67,233
		195,429
TOTAL COMMON STOCKS (Cost $3,228,030)		3,773,909
TOTAL INVESTMENTS - 99.2% (Cost $3,228,030)		$3,773,909
Money Market Deposit Account - 0.8%(c)		29,503
Other Assets in Excess of Other Assets - 0.0%(d)		1,599
TOTAL NET ASSETS - 100.0%		$3,805,011

Percentages are stated as a percent of net assets.
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of June 30, 2025, the value of these securities total $51,826 or 1.4% of the Fund’s net assets.

(c)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(d)	Represents less than 0.05% of net assets.
The accompanying notes are an integral part of these financial statements.

3

Horizon Kinetics Energy and Remediation ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$3,773,909	$ —	$ —	$3,773,909
Total Investments	$3,773,909	$—	$—	$3,773,909

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)
United States	$2,986,425	78.5%
Canada	690,471	18.2
United Kingdom	97,013	2.5
Other Assets in Excess of Liabilities	31,102	0.8
	$3,805,011	100.0%

The accompanying notes are an integral part of these financial statements.

4

Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.6%
Agricultural Operations - 5.3%
Archer-Daniels-Midland Co.	397,433	$20,976,514
Bunge Global SA	310,798	24,950,863
Tejon Ranch Co.(a)	659,361	11,182,763
Wilmar International Ltd.	4,455,112	10,038,999
		67,149,139
Building Production-Wood - 1.7%
West Fraser Timber Co. Ltd.(b)	286,257	20,982,638
Diversified Minerals - 0.0%(c)
Lithium Royalty Corp.(a)(b)	100,000	370,832
Electric-Integrated - 2.8%
Hawaiian Electric Industries, Inc.(a)	3,255,507	34,606,039
Global Exchanges - 18.8%
ASX Ltd.	576,400	26,351,441
Deutsche Boerse AG	154,398	50,185,240
Intercontinental Exchange, Inc.	337,790	61,974,331
Japan Exchange Group, Inc.	1,672,809	16,913,964
London Stock Exchange Group PLC	54,282	7,910,887
Singapore Exchange Ltd.	3,004,752	35,104,393
TMX Group Ltd.	908,540	38,432,341
		236,872,597
Insurance Brokers - 2.7%
Marsh & McLennan Cos., Inc.	152,526	33,348,285
Investment Management-Advisor Services - 2.2%
Brookfield Corp.	234,010	14,473,518
Sprott, Inc.	181,437	12,535,482
		27,009,000
Medical-Biomedical-Genetics - 1.0%
Royalty Pharma PLC - Class A	342,984	12,357,714
Metal-Diversified - 6.7%
Altius Minerals Corp.	378,934	7,603,674
Cameco Corp.	594,740	44,147,550
Deterra Royalties Ltd.	5,708,166	14,065,603
Glencore PLC	4,802,907	18,665,613
		84,482,440
Metal-Iron - 1.2%
Labrador Iron Ore Royalty Corp.(b)	290,214	6,036,111
Mesabi Trust	393,971	9,439,545
		15,475,656
Motion Pictures & Services - 0.3%
IG Port, Inc.	143,000	2,164,132
Toei Animation Co. Ltd.	79,999	1,819,355
		3,983,487

	Shares	Value
Oil Companies -Exploration & Production - 8.1%
Dorchester Minerals LP	188,591	$5,254,145
Landbridge Co. LLC - Class A(b)	1,251,189	84,555,353
Topaz Energy Corp.(b)	676,913	12,729,635
		102,539,133
Oil-Field Services - 1.9%
Aris Water Solutions, Inc. - Class A	1,016,323	24,036,039
Oil-US Royalty Trusts - 18.5%
Permian Basin Royalty Trust	1,665,275	20,749,326
PrairieSky Royalty Ltd.	3,194,296	55,294,446
Sabine Royalty Trust(b)	85,201	5,681,203
San Juan Basin Royalty Trust(a)	1,283,345	7,674,403
Sitio Royalties Corp. - Class A	889,770	16,353,973
Texas Pacific Land Corp.	62,412	65,931,413
Viper Energy, Inc.	1,589,447	60,605,614
		232,290,378
Pipelines - 3.4%
Cheniere Energy, Inc.	177,750	43,285,680
Precious Metals - 17.2%
Franco-Nevada Corp.	327,191	53,633,149
Metalla Royalty & Streaming Ltd.(a)	390,000	1,497,600
OR Royalties, Inc.	1,610,101	41,395,697
Sandstorm Gold Ltd.	2,012,413	18,916,682
Wheaton Precious Metals Corp.	1,121,939	100,750,122
		216,193,250
Real Estate Operations-Development - 1.1%
St Joe Co.	287,516	13,714,513
Telecommunication Services - 2.3%
DigitalBridge Group, Inc.	2,827,435	29,263,952
Transport-Marine - 0.4%
Clarkson PLC	110,829	4,958,707
TOTAL COMMON STOCKS (Cost $1,009,121,742)		1,202,919,479
TOTAL INVESTMENTS - 95.6% (Cost $1,009,121,742)		$1,202,919,479
Money Market Deposit Account - 8.8%(d)(e)		110,381,668
Liabilities in Excess of Other Assets - (4.4)%		(54,847,389)
TOTAL NET ASSETS - 100.0%		$1,258,453,758

The accompanying notes are an integral part of these financial statements.

5

Horizon Kinetics Inflation Beneficiaries ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)
Percentages are stated as a percent of net assets.
LLC - Limited Liability Company
LP - Limited Partnership
PLC - Public Limited Company
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $53,711,647.
(c)	Represents less than 0.05% of net assets.
(d)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(e)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $55,055,149 which represented 4.4% of net assets.

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$1,202,919,479	$ —	$ —	$1,202,919,479
Total Investments	$1,202,919,479	$—	$—	$1,202,919,479

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)
United States	$585,941,668	46.5%
Canada	428,799,477	34.2
Germany	50,185,240	4.0
Singapore	45,143,392	3.6
Australia	40,417,044	3.2
Japan	20,897,451	1.6
Switzerland	18,665,613	1.5
United Kingdom	12,869,594	1.0
Other Assets in Excess of Other Assets	55,534,279	4.4
	$1,258,453,758	100.0%

The accompanying notes are an integral part of these financial statements.

6

Horizon Kinetics Japan Owner Operator ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Advertising Agencies - 2.9%
Starts Publishing Corp.	9,100	$262,709
Applications Software - 3.4%
OBIC Business Consultants Co. Ltd.	5,200	307,331
Auto Repair Centers - 3.5%
KeePer Technical Laboratory Co. Ltd.	13,000	319,499
Casino Services - 3.1%
Tsuburaya Fields Holdings, Inc.	19,500	280,664
Cellular Telecommunication- 4.2%
Hikari Tsushin, Inc.	1,300	383,038
Collectibles - 2.1%
Sanrio Co. Ltd.	3,900	188,135
Commercial Services-Finance - 3.7%
Digital Garage, Inc.	10,400	340,199
Computer Services - 6.5%
Finatext Holdings Ltd.(a)	41,600	335,231
Internet Initiative Japan, Inc.	13,000	255,869
		591,100
Computer Software - 7.7%
Oro Co. Ltd.	20,800	429,550
Smaregi, Inc.	13,000	274,499
		704,049
Computers-Integrated Systems - 4.3%
ULS Group, Inc.	9,100	392,488
Consulting Services - 3.0%
M&A Capital Partners Co. Ltd.	13,000	270,899
E-Commerce/Services - 3.1%
Ceres, Inc.	9,100	157,562
U-Next Holdings Co. Ltd.	7,800	124,146
		281,708
Electronic Parts Distributors - 1.0%
Macnica Holdings, Inc.	6,500	87,345
Entertainment Software - 3.1%
Sega Sammy Holdings, Inc.	11,700	279,854
Food-Confectionery - 2.8%
Kotobuki Spirits Co. Ltd.	18,200	259,244
Hotels & Motels - 4.2%
Resorttrust, Inc.	31,200	380,374
Human Resources - 4.4%
Visional, Inc.(a)	5,200	399,958

	Shares	Value
Instruments-Scientific - 5.2%
Furuno Electric Co. Ltd.	18,200	$473,128
Internet Content-Information-Networking - 2.0%
M3, Inc.	13,000	178,694
Leisure & Recreation Products - 3.1%
Yonex Co. Ltd.	14,300	287,099
Machinery-General Industrial - 8.2%
Furyu Corp.	37,700	263,870
Japan Elevator Service Holdings Co. Ltd.	16,900	486,133
		750,003
Motion Pictures & Services - 4.1%
IG Port, Inc.	24,700	373,805
Publishing-Books - 3.3%
AlphaPolis Co. Ltd.	28,600	297,593
Retail-Discount - 3.9%
Pan Pacific International Holdings Corp.	10,400	357,047
Retail-Variety Store - 2.1%
Transaction Co. Ltd.	11,700	189,539
Toys - 1.0%
Tomy Co. Ltd.	3,900	87,885
TOTAL COMMON STOCKS (Cost $8,204,468)		8,723,387
TOTAL INVESTMENTS - 95.9% (Cost $8,204,468)		$8,723,387
Money Market Deposit Account - 4.0%(b)		363,430
Other Assets in Excess of Liabilities - 0.1%		6,342
TOTAL NET ASSETS - 100.0%		$9,093,159

Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

The accompanying notes are an integral part of these financial statements.

7

Horizon Kinetics Japan Owner Operator ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$8,723,387	$—	$—	$8,723,387
Total Investments	$8,723,387	$—	$—	$8,723,387

Refer to the Schedule of Investments for further disaggregation of investment categories.
Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

Japan	$8,723,387	95.9%
Other Assets in Excess of Liabilities	369,772	4.1
	$9,093,159	100.0%

The accompanying notes are an integral part of these financial statements.

8

Horizon Kinetics Medical ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
COMMON STOCKS - 93.6%
Cosmetics & Toiletries - 0.9%
Haleon PLC - ADR	13,491	$139,902
Diagnostic Equipment - 0.1%
Pacific Biosciences of California, Inc.(a)	11,034	13,682
Medical Imaging Systems - 0.4%
GE HealthCare Technologies, Inc.	920	68,144
Medical-Biomedical-Genetics - 27.5%(b)
Allogene Therapeutics, Inc.(a)	18,388	20,778
Alnylam Pharmaceuticals, Inc.(a)	2,759	899,682
Amgen, Inc.	3,218	898,498
Beam Therapeutics, Inc.(a)	9,194	156,390
Bicycle Therapeutics PLC - ADR(a)	13,792	95,854
Biogen, Inc.(a)	2,988	375,263
CRISPR Therapeutics AG(a)(c)	10,114	491,945
Editas Medicine, Inc.(a)	30,340	66,748
Intellia Therapeutics, Inc.(a)	13,792	129,369
Ionis Pharmaceuticals, Inc.(a)	11,952	472,224
Lantern Pharma, Inc.(a)	27,582	87,159
Mural Oncology PLC(a)	2,208	5,454
Regeneron Pharmaceuticals, Inc.	690	362,250
Replimune Group, Inc.(a)	13,792	128,128
Salarius Pharmaceuticals, Inc.(a)	3,723	3,335
		4,193,077
Medical-Drugs - 63.8%(b)
AbbVie, Inc.	7,356	1,365,421
Alkermes PLC(a)	22,066	631,308
AstraZeneca PLC - ADR	11,952	835,206
Bristol-Myers Squibb Co.	17,009	787,347
Eli Lilly & Co.	3,218	2,508,527
Galectin Therapeutics, Inc.(a)(c)	51,484	108,631
GSK PLC - ADR(c)	10,792	414,413
Johnson & Johnson	4,793	732,131
Merck & Co., Inc.	6,436	509,474
Novartis AG - ADR	9,194	1,112,566
Pfizer, Inc.	24,824	601,734
Vanda Pharmaceuticals, Inc.(a)	24,824	117,169
		9,723,927
Medical-Generic Drugs - 0.9%
Sandoz Group AG - ADR(c)	1,840	100,584
Viatris, Inc.	3,422	30,558
		131,142
TOTAL COMMON STOCKS (Cost $9,581,010)		14,269,874

	Shares	Value
RIGHTS - 0.0%(d)
Medical-Biomedical-Genetics - 0.0%(d)
Pathos AI, Inc., Expires 01/29/2026, Exercise Price $1.00(a)(e)	23,992	$0
TOTAL RIGHTS (Cost $0)		0
TOTAL INVESTMENTS - 93.6% (Cost $9,581,010)		$14,269,874
Money Market Deposit Account - 12.9%(f)(g)		1,969,694
Liabilities in Excess of Other Assets - (6.5)%		(998,320)
TOTAL NET ASSETS - 100.0%		$15,241,248

Percentages are stated as a percent of net assets.
ADR - American Depositary Receipt
PLC - Public Limited Company
(a)	Non-income producing security.
(b)
To the extent that the Fund invests more heavily in a particular industry or sector of the economy, its performance will be especially sensitive to developments that significantly affect those industries or sectors.

(c)	All or a portion of this security is on loan as of June 30, 2025. The fair value of these securities was $989,221.
(d)	Represents less than 0.05% of net assets.
(e)
Fair value determined using significant unobservable inputs in accordance with procedures established by and under the supervision of the Adviser, acting as Valuation Designee. These securities represented $0 or 0.0% of net assets as of June 30, 2025.

(f)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

(g)
All or a portion of this deposit account was purchased using proceeds from securities lending. The fair value of this deposit held from securities lending as of June 30, 2025 is $1,018,912 which represented 6.7% of net assets.

The accompanying notes are an integral part of these financial statements.

9

Horizon Kinetics Medical ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$14,269,874	$—	$—	$14,269,874
Rights	—	—	0(a)	0(a)
Total Investments	$14,269,874	$—	$0(a)	$14,269,874

Refer to the Schedule of Investments for further disaggregation of investment categories.
(a)	The Fund held a Level 3 security at the end of the period valued at $0. The security classified as Level 3 is deemed immaterial and did not warrant a disclosure of significant unobservable inputs.
Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)

United States	$10,442,642	68.6%
Switzerland	1,705,095	11.2
United Kingdom	1,485,375	9.7
Ireland	636,762	4.1
Other Assets in Excess of Other Assets	971,374	6.4
	$15,241,248	100.0%

The accompanying notes are an integral part of these financial statements.

10

Horizon Kinetics SPAC Active ETF
Schedule of Investments
June 30, 2025 (Unaudited)

	Shares	Value
SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) - 97.0%
Aldel Financial II, Inc.(a)	71,173	$746,605
Ares Acquisition Corp. II(a)	60,708	687,822
Axiom Intelligence Acquisition Corp. 1(a)	82,000	828,200
Berto Acquisition Corp.(a)	28,996	312,287
Blue Water Acquisition Corp. III(a)	50,000	500,250
Cantor Equity Partners III, Inc. - Class A(a)	25,000	263,750
Cartesian Growth Corp. III(a)	23,507	238,126
Centurion Acquisition Corp.(a)	73,266	775,154
Churchill Capital Corp. X(a)	47,015	484,255
Drugs Made In America Acquisition Corp.(a)	66,548	678,790
Fifth Era Acquisition Corp. I - Class A(a)	55,014	558,392
GigCapital7 Corp. - Class A(a)	63,636	658,633
Graf Global Corp. - Class A(a)	69,080	722,577
Jackson Acquisition Co. II - Class A(a)	67,822	698,566
Launch Two Acquisition Corp. - Class A(a)	73,266	763,432
Legato Merger Corp. III(a)	66,986	715,410
Lionheart Holdings - Class A(a)	58,612	617,770
M3-Brigade Acquisition V Corp. - Class A(a)	39,190	442,455
Nabors Energy Transition Corp. II(a)	40,216	446,397
NewHold Investment Corp. III - Class A(a)	48,802	496,316
Oaktree Acquisition Corp. III Life Sciences(a)	73,266	767,828
Oyster Enterprises II Acquisition Corp.(a)	62,815	635,688
Roman DBDR Acquisition Corp. II(a)	66,986	690,626
Silverbox Corp. IV - Class A(a)	43,660	478,514
Sizzle Acquisition Corp. II - Class A(a)	44,366	445,878
Soulpower Acquisition Corp. - Class A(a)	44,366	445,435
Titan Acquisition Corp.(a)	62,112	640,685
Wen Acquisition Corp.(a)	23,507	249,174
TOTAL SPECIAL PURPOSE ACQUISITION COMPANIES (SPACS) (Cost $15,241,637)		15,989,015
	Contracts
WARRANTS - 1.3%
AA Mission Acquisition Corp., Expires 08/01/2030, Exercise Price $11.50(a)	31,399	3,510
Aldel Financial II, Inc., Expires 10/10/2029, Exercise Price $11.50(a)	37,377	19,436
Centurion Acquisition Corp., Expires 08/01/2029, Exercise Price $11.50(a)	36,633	11,722
Churchill Capital Corp. IX, Expires 06/11/2029, Exercise Price $11.50(a)	14,654	14,654
GigCapital7 Corp., Expires 09/11/2029, Exercise Price $11.50(a)	63,636	10,023
Graf Global Corp., Expires 08/07/2029, Exercise Price $11.50(a)	34,540	9,844
Launch Two Acquisition Corp., Expires 11/26/2029, Exercise Price $11.50(a)	36,633	15,386

	Contracts	Value
Lionheart Holdings, Expires 08/09/2029, Exercise Price $11.50(a)	29,306	$10,642
M3-Brigade Acquisition V Corp., Expires 09/23/2030, Exercise Price $11.50(a)	21,633	37,858
NewHold Investment Corp. III, Expires 04/17/2030, Exercise Price $11.50(a)	24,401	11,848
Oaktree Acquisition Corp. III Life Sciences, Expires 12/13/2031, Exercise Price $11.50(a)	14,654	12,824
Roman DBDR Acquisition Corp. II, Expires 02/03/2030, Exercise Price $11.50(a)	33,492	16,746
Silverbox Corp. IV, Expires 09/24/2029, Exercise Price $11.50(a)	22,887	26,320
Voyager Acquisition Corp., Expires 05/16/2031, Exercise Price $11.50(a)	34,540	10,017
TOTAL WARRANTS (Cost $74,629)		210,830
	Shares
RIGHTS - 0.4%
Black Hawk Acquisition Corp., Expires 12/22/2026, Exercise Price $10.00(a)	4,186	4,821
Drugs Made In America Acquisition Corp., Expires 10/15/2029, Exercise Price $10.00(a)	66,548	8,312
Fifth Era Acquisition Corp. I, Expires 02/21/2030, Exercise Price $0.00(a)	55,014	14,884
Flag Ship Acquisition Corp., Expires 03/31/2026, Exercise Price $0.11(a)	58,612	7,614
IB Acquisition Corp., Expires 09/28/2025, Exercise Price $10.00(a)	67,822	3,262
Jackson Acquisition Co. II, Expires 02/27/2026, Exercise Price $10.00(a)	67,822	18,651
Sizzle Acquisition Corp. II, Expires 04/02/2030, Exercise Price $0.00(a)	44,366	8,873
Soulpower Acquisition Corp., Expires 06/27/2026, Exercise Price $1.00(a)	44,366	9,539
TOTAL RIGHTS (Cost $68,813)		75,956
TOTAL INVESTMENTS - 98.7% (Cost $15,385,079)		$16,275,801
Money Market Deposit Account - 1.4%(b)		223,161
Liabilities in Excess of Other Assets - (0.1)%		(10,220)
TOTAL NET ASSETS - 100.0%		$16,488,742
Percentages are stated as a percent of net assets.
(a)	Non-income producing security.
(b)
The U.S. Bank Money Market Deposit Account (the “MMDA”) is a short-term vehicle in which the Fund holds cash balances. The MMDA will bear interest at a variable rate that is determined based on market conditions and is subject to change daily. The rate as of June 30, 2025 was 4.24%.

The accompanying notes are an integral part of these financial statements.

11

Horizon Kinetics SPAC Active ETF
Schedule of Investments
June 30, 2025 (Unaudited)(Continued)

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Special Purpose Acquisition Companies (SPACs)	$15,348,329	$640,686	$ —	$15,989,015
Warrants	100,416	110,414	—	210,830
Rights	24,799	51,157	—	75,956
Total Investments	$15,473,544	$802,257	$—	$16,275,801

Refer to the Schedule of Investments for further disaggregation of investment categories.

Allocation of Portfolio Holdings by Country as of June 30, 2025
(% of Net Assets)
United States	$14,874,325	90.2%
United Kingdom	828,200	5.0
Cayman Islands	573,276	3.5
Other Assets in Excess of Other Assets	212,941	1.3
	$16,488,742	100.0%

The accompanying notes are an integral part of these financial statements.

12

Horizon Kinetics ETFs
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)

	Horizon Kinetics Blockchain Development ETF	Horizon Kinetics Energy and Remediation ETF	Horizon Kinetics Inflation Beneficiaries ETF	Horizon Kinetics Japan Owner Operator ETF	Horizon Kinetics Medical ETF
ASSETS:
Investments, at value	$16,930,709	$3,773,909	$1,202,919,479	$8,723,387	$14,269,874
Cash - interest bearing deposit account	2,821,430	29,503	110,381,668	363,430	1,969,694
Dividends receivable	8,159	3,812	828,064	9,353	9,844
Interest receivable	5,892	123	229,945	980	3,267
Dividend tax reclaims receivable	4,575	273	457,440	588	15,043
Security lending income receivable	1,456	26	12,034	—	3,113
Total assets	19,772,221	3,807,646	1,314,828,630	9,097,738	16,270,835
LIABILITIES:
Payable upon return of securities loaned	1,117,015	—	55,055,149	—	1,018,912
Payable to adviser	12,262	2,635	889,054	4,579	10,675
Payable for investments purchased	—	—	430,669	—	—
Total liabilities	1,129,277	2,635	56,374,872	4,579	1,029,587
NET ASSETS	$ 18,642,944	$3,805,011	$1,258,453,758	$9,093,159	$15,241,248
Net Assets Consists of:
Paid-in capital	$15,157,958	$3,289,846	$1,094,097,010	$8,568,750	$9,801,510
Total distributable earnings	3,484,986	515,165	164,356,748	524,409	5,439,738
Total net assets	$ 18,642,944	$3,805,011	$1,258,453,758	$9,093,159	$15,241,248
Net assets	$18,642,944	$3,805,011	$1,258,453,758	$9,093,159	$15,241,248
Shares issued and outstanding(a)	600,000	125,000	29,875,000	325,000	569,946
Net asset value per share	$31.07	$30.44	$42.12	$27.98	$26.74
Cost:
Investments, at cost	$12,992,486	$3,228,030	$1,009,121,742	$8,204,468	$9,581,010
LOANED SECURITIES:
at value (included in Cash - interest bearing deposit account)	$1,190,680	$—	$53,711,647	$—	$989,221

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

13

Horizon Kinetics ETFs
Statements of Assets and Liabilities
June 30, 2025 (Unaudited)(Continued)

Horizon Kinetics SPAC Active ETF
ASSETS:
Investments, at value	$16,275,801
Cash - interest bearing deposit account	223,161
Interest receivable	1,479
Total assets	16,500,441
LIABILITIES:
Payable to adviser	11,699
Total liabilities	11,699
NET ASSETS	$ 16,488,742
Net Assets Consists of:
Paid-in capital	$15,148,862
Total distributable earnings	1,339,880
Total net assets	$ 16,488,742
Net assets	$16,488,742
Shares issued and outstanding(a)	157,484
Net asset value per share	$104.70
Cost:
Investments, at cost	$15,385,079

(a)	Unlimited shares authorized without par value.
The accompanying notes are an integral part of these financial statements.

14

Horizon Kinetics ETFs
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)

	Horizon Kinetics Blockchain Development ETF	Horizon Kinetics Energy and Remediation ETF	Horizon Kinetics Inflation Beneficiaries ETF	Horizon Kinetics Japan Owner Operator ETF	Horizon Kinetics Medical ETF
INVESTMENT INCOME:
Dividend income	$113,899	$33,262	$13,720,212	$11,044	$183,573
Interest income	27,590	1,075	1,360,017	1,241	17,142
Securities lending income	10,241	45	213,788	—	16,952
Less: dividend withholding taxes	(7,697)	(1,530)	(592,936)	(1,104)	(6,174)
Less: issuance fees	—	—	—	—	(1,311)
Total investment income	144,033	32,852	14,701,081	11,181	210,182
EXPENSES:
Investment advisory fee	60,870	15,738	4,856,271	5,692	66,353
Tax expense	—	—	27,229	—	—
Total expenses	60,870	15,738	4,883,500	5,692	66,353
NET INVESTMENT INCOME	83,163	17,114	9,817,581	5,489	143,829
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	(20,478)	(45,440)	14,487,473	—	729,617
Foreign currency translation	(341)	—	7,493	—	—
Net realized gain (loss)	(20,819)	(45,440)	14,494,966	—	729,617
Net change in unrealized appreciation (depreciation) on:
Investments	1,750,074	77,913	97,351,592	518,919	(547,566)
Foreign currency translation	355	—	41,666	1	—
Net change in unrealized appreciation (depreciation)	1,750,429	77,913	97,393,258	518,920	(547,566)
Net realized and unrealized gain	1,729,610	32,473	111,888,224	518,920	182,051
NET INCREASEIN NET ASSETS RESULTING FROM OPERATIONS	$ 1,812,773	$49,587	$121,705,805	$524,409	$325,880

The accompanying notes are an integral part of these financial statements.

15

Horizon Kinetics ETFs
Statements of Operations
For the Period Ended June 30, 2025 (Unaudited)(Continued)

Horizon Kinetics SPAC Active ETF
INVESTMENT INCOME:
Interest income	$6,345
Total investment income	6,345
EXPENSES:
Investment advisory fee	71,494
Total expenses	71,494
NET INVESTMENT LOSS	(65,149)
REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain from:
Investments	642,418
Net realized gain	642,418
Net change in unrealized appreciation (depreciation) on:
Investments	525,822
Net change in unrealized appreciation (depreciation)	525,822
Net realized and unrealized gain	1,168,240
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$ 1,103,091

The accompanying notes are an integral part of these financial statements.

16

Horizon Kinetics ETFs
Statements of Changes in Net Assets

	Horizon Kinetics Blockchain Development ETF		Horizon Kinetics Energy and Remediation ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income	$83,163	$129,768	$17,114	$52,535
Net realized loss	(20,819)	(80,497)	(45,440)	(568)
Net change in unrealized appreciation (depreciation)	1,750,429	1,455,504	77,913	516,532
Net increase in net assets from operations	1,812,773	1,504,775	49,587	568,499
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(215,184)	—	(53,077)
From return of capital	—	—	—	(3,157)
Total distributions to shareholders	—	(215,184)	—	(56,234)
CAPITAL TRANSACTIONS:
Creations	3,671,700	5,139,832	—	—
Net increase in net assets from capital transactions	3,671,700	5,139,832	—	—
Net increase in net assets	5,484,473	6,429,423	49,587	512,265
NET ASSETS:
Beginning of the period	13,158,471	6,729,048	3,755,424	3,243,159
End of the period	$ 18,642,944	$13,158,471	$3,805,011	$3,755,424
SHARES TRANSACTIONS
Creations	125,000	200,000	—	—
Total increase in shares outstanding	125,000	200,000	—	—

The accompanying notes are an integral part of these financial statements.

17

Horizon Kinetics ETFs
Statements of Changes in Net Assets(Continued)

	Horizon Kinetics Inflation Beneficiaries ETF		Horizon Kinetics Japan Owner Operator ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025(a) (Unaudited)
OPERATIONS:
Net investment income	$9,817,581	$12,695,265	$5,489
Net realized gain	14,494,966	7,855,222	—
Net change in unrealized appreciation (depreciation)	97,393,258	125,250,102	518,920
Net increase in net assets from operations	121,705,805	145,800,589	524,409
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	(10,385,250)	(15,631,302)	—
Total distributions to shareholders	(10,385,250)	(15,631,302)	—
CAPITAL TRANSACTIONS:
Creations	172,612,860	443,529,883	8,568,750
Redemptions	(57,509,480)	(215,581,315)	—
Net increase in net assets from capital transactions	115,103,380	227,948,568	8,568,750
NET INCREASE IN NET ASSETS	226,423,935	358,117,855	9,093,159
NET ASSETS:
Beginning of the period	1,032,029,823	673,911,968	—
End of the period	$ 1,258,453,758	$1,032,029,823	$9,093,159
SHARES TRANSACTIONS
Creations	4,250,000	12,375,000	325,000
Redemptions	(1,425,000)	(6,700,000)	—
Total increase in shares outstanding	2,825,000	5,675,000	325,000

(a)	The Fund commenced operations on May 12, 2025.
The accompanying notes are an integral part of these financial statements.

18

Horizon Kinetics ETFs
Statements of Changes in Net Assets(Continued)

	Horizon Kinetics Medical ETF		Horizon Kinetics SPAC Active ETF
	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024
OPERATIONS:
Net investment income (loss)	$143,829	$193,287	$(65,149)	$(119,377)
Net realized gain	729,617	396,443	642,418	841,011
Net change in unrealized appreciation (depreciation)	(547,566)	(1,268,212)	525,822	(6,210)
Net increase (decrease) in net assets from operations	325,880	(678,482)	1,103,091	715,424
DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	—	(294,797)	—	(523,153)
From return of capital	—	(4,065)	—	—
Total distributions to shareholders	—	(298,862)	—	(523,153)
CAPITAL TRANSACTIONS:
Creations	1,308,455	665,988	1,002,621	1,960,846
Redemptions	(1,977,985)	(769,303)	(3,031,425)	(973,816)
Net increase (decrease) in net assets from capital transactions	(669,530)	(103,315)	(2,028,804)	987,030
NET INCREASE (DECREASE) IN NET ASSETS	(343,650)	(1,080,659)	(925,713)	1,179,301
NET ASSETS:
Beginning of the period	15,584,898	16,665,557	17,414,455	16,235,154
End of the period	$ 15,241,248	$15,584,898	$16,488,742	$17,414,455
SHARES TRANSACTIONS
Creations	50,000	25,000	10,000	20,000
Redemptions	(75,000)	(25,000)	(30,000)	(10,000)
Total increase (decrease) in shares outstanding	(25,000)	—	(20,000)	10,000

The accompanying notes are an integral part of these financial statements.

19

Horizon Kinetics Blockchain Development ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,		Period Ended December 31, 2022(a)
		2024	2023
PER SHARE DATA:
Net asset value, beginning of period	$27.70	$24.47	$19.73	$25.23
INVESTMENT OPERATIONS:
Net investment income(b)(c)	0.17	0.33	0.31	0.08
Net realized and unrealized gain (loss) on investments(d)	3.20	3.35	4.60	(5.51)
Total from investment operations	3.37	3.68	4.91	(5.43)
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.45)	(0.17)	(0.07)
Total distributions	—	(0.45)	(0.17)	(0.07)
Net asset value, end of period	$31.07	$27.70	$24.47	$19.73
TOTAL RETURN(e)	12.16%	15.05%	24.86%	−21.50%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$18,643	$13,158	$6,729	$1,973
Ratio of expenses to average net assets(f)(g)	0.85%	0.85%	0.85%	0.87%(i)
Ratio of net investment income (loss) to average net assets(f)(g)	1.16%	1.26%	1.44%	0.90%
Portfolio turnover rate(e)(h)	5%	9%	10%	5%

(a)	The Fund commenced operations on August 1, 2022.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)
These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedule of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions.
(i)	Ratio of expenses to average net assets include tax expense of 0.02% for the period ended December 31, 2022.
The accompanying notes are an integral part of these financial statements.

20

Horizon Kinetics Energy and Remediation ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31, 2024	Period Ended December 31, 2023(a)
PER SHARE DATA:
Net asset value, beginning of period	$30.04	$25.95	$24.71
INVESTMENT OPERATIONS:
Net investment income(b)	0.14	0.42	0.39
Net realized and unrealized gain on investments(c)	0.26	4.12	1.20
Total from investment operations	0.40	4.54	1.59
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.42)	(0.35)
Return of capital	—	(0.03)	—
Total distributions	—	(0.45)	(0.35)
Net asset value, end of period	$30.44	$30.04	$25.95
TOTAL RETURN(d)	1.32%	17.54%	6.39%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$3,805	$3,755	$3,243
Ratio of expenses to average net assets(e)	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(e)	0.92%	1.47%	1.76%
Portfolio turnover rate(d)(f)	2%	0%	2%

(a)	The Fund commenced operations on February 21, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

21

Horizon Kinetics Inflation Beneficiaries ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,			Period Ended December 31, 2021(a)
		2024	2023	2022
PER SHARE DATA:
Net asset value, beginning of period	$38.15	$31.53	$31.46	$31.21	$25.00
INVESTMENT OPERATIONS:
Net investment income(b)	0.35	0.58	0.49	0.53	0.30
Net realized and unrealized gain on investments(c)	3.98	6.72	0.08	0.24	6.19
Total from investment operations	4.33	7.30	0.57	0.77	6.49
LESS DISTRIBUTIONS FROM:
Net investment income	(0.36)	(0.68)	(0.50)	(0.52)	(0.27)
Net realized gains	—	—	—	—	(0.01)
Total distributions	(0.36)	(0.68)	(0.50)	(0.52)	(0.28)
Net asset value, end of period	$42.12	$38.15	$31.53	$31.46	$31.21
TOTAL RETURN(d)	11.37%	23.34%	1.86%	2.57%	26.05%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$1,258,454	$1,032,030	$673,912	$1,274,223	$868,512
Ratio of expenses to average net assets(e)	0.85%	0.85%	0.85%	0.85%	0.85%
Ratio of net investment income (loss) to average net assets(e)	1.72%	1.64%	1.56%	1.73%	1.02%
Portfolio turnover rate(d)(g)	3%	17%	10%	9%	0%(f)

(a)	The Fund commenced operations on January 11, 2021.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Amount represents less than 0.5%.
(g)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

22

Horizon Kinetics Japan Owner Operator ETF
Financial Highlights

Period Ended June 30, 2025(a) (Unaudited)
PER SHARE DATA:
Net asset value, beginning of period	$24.80
INVESTMENT OPERATIONS:
Net investment income(b)	0.03
Net realized and unrealized gain on investments(c)	3.15
Total from investment operations	3.18
Net asset value, end of period	$27.98
TOTAL RETURN(d)	12.82%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$9,093
Ratio of expenses to average net assets(e)	0.85%
Ratio of net investment income (loss) to average net assets(e)	0.82%
Portfolio turnover rate(d)(f)	0%

(a)	The Fund commenced operations on May 12, 2025.
(b)	Net investment income per share has been calculated based on average shares outstanding during the period.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
The accompanying notes are an integral part of these financial statements.

23

Horizon Kinetics Medical ETF
Financial Highlights

	Period Ended June 30, 2025 (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$26.20	$28.01	$31.55	$30.78	$28.13	$26.53
INVESTMENT OPERATIONS:
Net investment income(a)	0.24	0.33	0.40	0.27	0.25	0.29
Net realized and unrealized gain (loss) on investments(b)	0.30	(1.63)	(2.30)	1.02	2.73	2.11
Total from investment operations	0.54	(1.30)	(1.90)	1.29	2.98	2.40
LESS DISTRIBUTIONS FROM:
Net investment income	—	(0.46)	(0.40)	(0.36)	(0.26)	(0.31)
Net realized gains	—	(0.04)	(1.24)	(0.16)	(0.07)	(0.49)
Return of capital	—	(0.01)	—	—	—	—
Total distributions	—	(0.51)	(1.64)	(0.52)	(0.33)	(0.80)
CAPITAL SHARE TRANSACTIONS:
Redemption fee per share	—	—	0.00(c)	0.00(c)	0.00(c)	0.00(c)
Net asset value, end of period	$26.74	$26.20	$28.01	$31.55	$30.78	$28.13
TOTAL RETURN(d)	2.08%	−4.72%	−6.03%	4.21%	10.59%	9.04%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$15,241	$15,585	$16,666	$19,280	$16,188	$15,462
Ratio of expenses to average net assets:
Before expense reimbursement(e)(g)(h)	0.85%	0.85%	1.08%	2.21%	2.18%	2.26%
After expense reimbursement(e)(g)(h)	0.85%	0.85%	0.85%	1.39%	1.39%	1.39%
Ratio of net investment income to average net assets(e)	1.84%	1.12%	1.29%	0.89%	0.84%	1.12%
Portfolio turnover rate(d)(f)	0%	0%	15%	3%	1%	7%

(a)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(b)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(c)	Amount represents less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover rate excludes in-kind transactions.
(g)
Expense waived or reimbursed reflect reductions to total expenses in the Predecessor Fund, see Note 1. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(h)	See Note 3, Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
The accompanying notes are an integral part of these financial statements.

24

Horizon Kinetics SPAC Active ETF
Financial Highlights

	Period Ended June 30, 2025(a) (Unaudited)	Year Ended December 31,
		2024	2023	2022	2021	2020
PER SHARE DATA:
Net asset value, beginning of period	$98.12	$96.94	$93.91	$98.92	$100.24	$98.28
INVESTMENT OPERATIONS:
Net investment income (loss)(b)	(0.39)	(0.69)	(0.36)	0.89	(0.15)	0.25
Net realized and unrealized gain (loss) on investments(c)	6.97	4.82	5.92	(4.92)	(1.17)	1.91
Total from investment operations	6.58	4.13	5.56	(4.03)	(1.32)	2.16
LESS DISTRIBUTIONS FROM:
Net investment income	—	(2.84)	(2.50)	(0.87)	—	(0.22)
Net realized gains	—	(0.11)	(0.03)	(0.11)	—	—
Total distributions	—	(2.95)	(2.53)	(0.98)	—	(0.22)
CAPITAL SHARE TRANSACTIONS:
Redemption fee per share	—	—	—	0.00(d)	0.00(d)	0.02
Net asset value, end of period	$104.70	$98.12	$96.94	$93.91	$98.92	$100.24
TOTAL RETURN(e)	6.71%	4.26%	5.92%	−4.07%	−1.32%	2.23%
SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$16,489	$17,414	$16,235	$7,384	$2,626	$2,642
Ratio of expenses to average net assets:
Before expense reimbursement/ recoupment(f)(h)(i)	0.85%	0.85%	1.05%	2.76%	2.35%	2.16%
After expense reimbursement/ recoupment(f)(h)(i)	0.85%	0.85%	0.79%	0.95%	0.95%	0.95%
Ratio of net investment income (loss) to average net assets(f)	(0.77)%	(0.70)%	(0.48)%	0.93%	(0.15)%	0.25%
Portfolio turnover rate(e)(g)	37%	128%	179%(j)	0%	0%	0%

(a)	The Fund commenced operations on January 27, 2023.
(b)	Net investment income per share has been calculated based on average shares outstanding during the periods.
(c)
Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Statement of Operations due to share transactions for the periods.

(d)	Amount represents less than $0.005 per share.
(e)	Not annualized for periods less than one year.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover rate excludes in-kind transactions.
(h)
Expense waived or reimbursed reflect reductions to total expenses in the Predecessor Fund, see Note 1. These amounts would increase the net investment loss ratio or decrease the net investment income ratio, as applicable, had such reductions not occurred.

(i)	See Note 3, Investment Advisory and Other Agreements, for the waiver and expense reimbursement discussion.
(j)	Excludes purchases in the amount of $2,519,570 and sales in the amount of $5,569,517 due to the Fund’s change in investment strategy, see Note 1.
The accompanying notes are an integral part of these financial statements.

25

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)
1. ORGANIZATION
Horizon Kinetics Blockchain Development ETF (“BCDF”), Horizon Kinetics Energy and Remediation ETF (“NVIR”), Horizon Kinetics Inflation Beneficiaries ETF (“INFL”), Horizon Kinetics Japan Owner Operator ETF (“JAPN”), Horizon Kinetics Medical ETF (“MEDX”) and Horizon Kinetics SPAC Active ETF (“SPAQ”) (each a “Fund” and collectively, the “Funds”) are non-diversified series of Listed Funds Trust (the “Trust”), formerly Active Weighting Funds ETF Trust. The Trust was organized as a Delaware statutory trust on August 26, 2016, under a Declaration of Trust amended on December 21, 2018 and is registered with the U.S. Securities and Exchange Commission (the “SEC”) as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).
BCDF is an actively managed ETF that seeks long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in equity securities that to benefit, either directly or indirectly, from the use of blockchain technology in connection with the issuance, facilitation, custody, trading and administration of digital assets, including cryptocurrencies.
NVIR is an actively managed ETF that seeks long-term growth of capital. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies expected to benefit, either directly or indirectly, from the increasing focus on climate change and environmentally sensitive carbon-based energy production. The Fund employs a dual, reality-based mandate: (1) companies that produce carbon-based energy positioned to benefit from long-term global demand growth and developing structural supply insufficiency, and (2) remediation companies with existing and/or developing technologies that can alleviate the negative environmental impacts derived from the production and consumption of hydrocarbons.
INFL is an actively managed exchange-traded fund (“ETF”) that seeks long-term growth of capital in real (inflation- adjusted) terms. The Fund seeks to achieve its investment objective by investing primarily in the equity securities of domestic and foreign companies that are expected to benefit, either directly or indirectly, from rising prices (inflation).
JAPN is an actively managed exchange-traded fund (“ETF”) that seeks long-term capital growth by investing primarily in Japanese companies that are operated by individuals that have significant ownership in the company.
MEDX is an actively managed ETF that seeks long-term growth of capital. The Fund will invest primarily in patented first line pharmaceuticals and biologics as these products tend to have high profit margins and significant barriers to entry. The Fund employs a long-term perspective, seeking to capture returns of both intrinsic valuation realization and scientific discovery.
SPAQ is an actively managed ETF that seeks to generate realized capital gains in excess of short-term interest rates on a risk adjusted basis that pursues its investment objective primarily by investing, under normal circumstances, in special purpose acquisition companies (“SPACs”) that Ryan Heritage, LLP, the Fund’s investment sub-adviser (the “Sub-Adviser”), believes will generate net realized capital gains in excess of the income derived from bank certificates of deposit with similar maturities.
MEDX and SPAQ are the successors in interest to the Kinetics Medical Fund (the “Medical Fund”) and Kinetics Alternative Income Fund (the “Alternative Income Fund”), respectively, each a series of Kinetics Mutual Funds, Inc., (the “Predecessor Funds”) pursuant to a tax-free reorganization that took place at 7:01 p.m. Eastern Time on January 27, 2023. MEDX is the accounting and performance information successor of the Kinetics Medical Fund. SPAQ is the accounting information successor of the Kinetics Alternative Income Fund, but it has a different investment objective and strategy. Costs incurred by the Funds in connection with the reorganization were paid by Horizon Kinetics Asset Management LLC (“Horizon Kinetics” or “Adviser”), the Funds’ Investment Adviser.
Costs incurred by the Funds in connection with the organization, registration and the initial public offering of shares were paid by the Adviser.

26

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
2. SIGNIFICANT ACCOUNTING POLICIES
Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) Topic 946, Financial Services − Investment Companies. Each Fund prepares its financial statements in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”) and follows the significant accounting policies described below.
Use of Estimates − The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from these estimates.
Share Transactions − The net asset value (“NAV”) per share of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the New York Stock Exchange (“NYSE”) is open for trading.
Fair Value Measurement − In calculating the NAV, each Fund’s exchange-traded equity securities will be valued at fair value, which will generally be determined using the last reported official closing or last trading price on the exchange or market on which the security is primarily traded at the time of valuation. Such valuations are typically categorized as Level 1 in the fair value hierarchy described below.
Securities listed on the NASDAQ Stock Market, Inc. are generally valued at the NASDAQ official closing price.
The valuation of each Funds’ investments is performed in accordance with the principles found in Rule 2a-5 of the 1940 Act. The Board of Trustees of the Trust (the “Board” or the “Trustees”) has designated a fair valuation committee at the Adviser as the valuation designee of the Funds. In its capacity as valuation designee, the Adviser has adopted procedures and methodologies to fair value the Funds’ investments whose market prices are not “readily available” or are deemed to be unreliable. The circumstances in which a security may be fair valued include, among others: the occurrence of events that are significant to a particular issuer, such as mergers, restructurings or defaults; the occurrence of events that are significant to an entire market, such as natural disasters in a particular region or government actions; trading restrictions on securities; thinly traded securities; and market events such as trading halts and early market closings. Due to the inherent uncertainty of valuations, fair values may differ significantly from the values that would have been used had an active market existed. Fair valuation could result in a different NAV than a NAV determined by using market quotations. Such valuations are typically categorized as Level 2 or Level 3 in the fair value hierarchy described below.
Money market funds are valued at NAV. If NAV is not readily available the securities will be valued at fair value.
An amortized cost method of valuation may be used with respect to debt obligations with sixty days or less remaining to maturity, unless the Adviser determines in good faith that such method does not represent fair value.
FASB ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”) defines fair value, establishes a framework for measuring fair value in accordance with U.S. GAAP, and requires disclosure about fair value measurements. It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into fair value measurements. Under ASC 820, various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the following hierarchy:
Level 1 –	Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 –
Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

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HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Level 3 –
Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). See the Schedules of Investments for a summary of the valuations as of June 30, 2025 for each Fund based upon the three levels described above.
The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
Foreign securities, currencies and other assets denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar using the applicable currency exchange rates as of the close of the NYSE, generally 4:00 p.m. Eastern Time.
All other securities and investments for which market values are not readily available, including restricted securities, and those securities for which it is inappropriate to determine prices in accordance with the aforementioned procedures, are valued at fair value as determined in good faith under procedures adopted by the Board, although the actual calculations may be done by others. Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange- traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.
Security Transactions − Investment transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses from the sale or disposition of securities are calculated based on the specific identification basis.
The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments and currency gains or losses realized between the trade and settlement dates on securities transactions from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on foreign currency transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on each Fund’s books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains or losses arise from changes in the values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.
Investment Income − Dividend income is recognized on the ex-dividend date. Interest income is accrued daily. Withholding taxes on foreign dividends has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Withholding taxes on foreign dividends, a portion of which may be reclaimable, has been provided for in accordance with the Funds’ understanding of the applicable tax rules and regulations. Dividend withholding tax reclaims are filed in certain countries to recover a portion of the amounts previously withheld. Discounts/premiums on debt securities are accreted/amortized over the life of the respective securities using the effective interest method. Dividends and distributions which exceed earnings and profits for tax purposes are reported as a tax return of capital. Dividends received on investments that represent a return of capital are classified as a reduction of cost of investments.
Tax Information, Dividends and Distributions to Shareholders and Uncertain Tax Positions − The Funds are treated as a separate entity for Federal income tax purposes. Each Fund intends to qualify as a regulated investment company (“RIC”) under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Internal Revenue Code”). To qualify and remain eligible for the special tax treatment accorded to RICs, each Fund must meet certain

28

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
annual income and quarterly asset diversification requirements and must distribute annually at least 90% of the sum of (i) its investment company taxable income (which includes dividends, interest and net short-term capital gains) and (ii) certain net tax-exempt income, if any. If so qualified, each Fund will not be subject to Federal income tax.
Distributions to shareholders are recorded on the ex-dividend date. The Funds generally pay out dividends from net investment income, if any, at least annually, and distribute their net capital gains, if any, to shareholders at least annually. The Funds may also pay a special distribution at the end of the calendar year to comply with Federal tax requirements. The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with Federal income tax regulations, which may differ from U.S. GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their Federal tax basis treatment; temporary differences do not require reclassification.
Management evaluates the Funds’ tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. Interest and penalties related to income taxes would be recorded as income tax expense. The Funds’ Federal income tax returns are subject to examination by the Internal Revenue Service (the “IRS”) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. As of December 31, 2024, the Funds’ most fiscal year end, the Funds had no examination in progress and management is not aware of any tax positions for which it is reasonably possible that the amounts of unrecognized tax benefits will significantly change in the next twelve months.
The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. The Funds, except for JAPN, recognized no interest or penalties related to uncertain tax benefits in the 2024 fiscal year. At December 31, 2024, the Funds’ most fiscal year end, the tax periods from previous three fiscal years (or commencement of operations, if shorter) remained open to examination in the Funds’ major tax jurisdictions.
JAPN commenced operations after the December 31, 2024, fiscal period end; therefore, there was no tax information as of June 30, 2025.
Indemnification − In the normal course of business, the Funds expects to enter into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Funds’ maximum exposure under these anticipated arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.
3. INVESTMENT ADVISORY AND OTHER AGREEMENTS
Investment Advisory Agreement − The Trust has entered into an Investment Advisory Agreement (the “Advisory Agreement”) with the Adviser. Under the Advisory Agreement, the Adviser provides a continuous investment program for the Funds’ assets in accordance with its investment objectives, policies and limitations, and oversees the day-to-day operations of the Funds subject to the supervision of the Board, including the Trustees who are not “interested persons” of the Trust as defined in the 1940 Act (the “Independent Trustees”).
Pursuant to the Advisory Agreement between the Trust, on behalf of the Funds, and Horizon Kinetics, each Fund pays a unified management fee to the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.85% of the Fund’s average daily net assets. Horizon Kinetics has agreed to pay all expenses of the Funds except the fee paid to Horizon Kinetics under the Advisory Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution (12b-1) fees and expenses (if any).
The Adviser previously agreed to waive management fees and reimburse Predecessor Medical Fund (Successor is MEDX) expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 1.39%, excluding acquired fund fees and expenses (“AFFE”). The Adviser previously agreed to waive

29

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
management fees and reimburse Predecessor Alternative Income Fund (Successor is SPAQ) expenses so that Total Annual Fund Operating Expenses after Fee Waiver and/or Expense Reimbursements do not exceed 0.95%, excluding AFFE. These Predecessor Fund waivers and reimbursements terminated upon the closing of the reorganization.
The Sub-Adviser, a Delaware limited liability company serves as the sub-adviser to SPAQ. Pursuant to a Sub-Advisory Agreement between the Adviser and the Sub-Adviser (the “Sub-Advisory Agreement”), the Sub-Adviser is responsible for trading portfolio securities on behalf of the Fund, including selecting broker-dealers to execute purchase and sale transactions, subject to the supervision of the Adviser and the Board, including the independent Trustees. For its services, the Sub-Adviser is entitled to a sub-advisory fee paid by the Adviser, at an annual rate of 0.425% of the average daily net assets of the SPAQ ETF.
Distribution Agreement and 12b-1 Plan − Foreside Fund Services, LLC, a wholly owned subsidiary of Foreside Financial Group, LLC (dba ACA Group) (the “Distributor”), serves as the Fund’s distributor pursuant to a Distribution Services Agreement. The Distributor receives compensation for the statutory underwriting services it provides to the Funds. The Distributor enters into agreements with certain broker-dealers and others that will allow those parties to be “Authorized Participants” and to subscribe for and redeem shares of the Funds. The Distributor will not distribute shares in less than whole Creation Units and does not maintain a secondary market in shares.
The Board has adopted a Distribution and Service Plan pursuant to Rule 12b-1 under the 1940 Act (“Rule 12b-1 Plan”). In accordance with the Rule 12b-1 Plan, each Fund is authorized to pay an amount up to 0.25% of the Fund’s average daily net assets each year for certain distribution-related activities. As authorized by the Board, no Rule 12b-1 fees are currently paid by the Funds and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, they will be paid out of each Fund’s assets. The Adviser and its affiliates may, out of their own resources, pay amounts to third parties for distribution or marketing services on behalf of the Funds.
Administrator, Custodian and Transfer Agent − U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services” or “Administrator”) serves as administrator, transfer agent and fund accountant of the Funds pursuant to a Fund Servicing Agreement. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds’ custodian pursuant to a Custody Agreement. Under the terms of these agreements, the Adviser pays each Fund’s administrative, custody and transfer agency fees.
A Trustee and all officers of the Trust are affiliated with the Administrator and the Custodian.
4. CREATION AND REDEMPTION TRANSACTIONS
Shares of the Funds are listed and traded on the NYSE Arca, Inc. except for JAPN, MEDX and SPAQ, which are listed on The Nasdaq Stock Market, LLC, (each an “Exchange” and collectively the “Exchanges”). Each Fund issues and redeems shares on a continuous basis at NAV only in large blocks of shares called “Creation Units.” Creation Units are to be issued and redeemed principally in kind for a basket of securities and a balancing cash amount, unless determined otherwise at the discretion of the Adviser. Shares generally will trade in the secondary market in amounts less than a Creation Unit at market prices that change throughout the day. Market prices for the shares may be different from their NAV. The NAV is determined as of the close of trading (generally, 4:00 p.m. Eastern Time) on each day the NYSE is open for trading. The NAV of the shares of each Fund will be equal to the Fund’s total assets minus the Fund’s total liabilities divided by the total number of shares outstanding. The NAV that is published will be rounded to the nearest cent; however, for purposes of determining the price of Creation Units, the NAV will be calculated to four decimal places.
Creation Unit Transaction Fee − Authorized Participants may be required to pay to the Custodian a fixed transaction fee (the “Creation Unit Transaction Fee”) in connection with the issuance or redemption of Creation Units. The standard Creation Unit Transaction Fee will be the same regardless of the number of Creation Units purchased by an investor on the applicable business day. The Creation Unit Transaction Fee charged by each Fund for each creation order is $300.
An additional variable fee of up to a maximum of 2% of the value of the Creation Units subject to the transaction may be imposed for (1) creations effected outside the Clearing Process and (2) creations made in an all cash amount (to offset the Trust’s brokerage and other transaction costs associated with using cash to purchase the requisite Deposit Securities). Investors are responsible for the costs of transferring the securities constituting the Deposit Securities to the

30

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
account of the Trust. Each Fund may determine to not charge a variable fee on certain orders when the Adviser has determined that doing so is in the best interests of Fund shareholders. Variable fees, if any, received by the Funds are displayed in the Capital Share Transactions section on the Statements of Changes in Net Assets.
Only “Authorized Participants” may purchase or redeem shares directly from the Funds. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors will not qualify as Authorized Participants or have the resources to buy and sell whole Creation Units. Therefore, they will be unable to purchase or redeem the shares directly from the Funds. Rather, most retail investors will purchase shares in the secondary market with the assistance of a broker and will be subject to customary brokerage commissions or fees. Securities received or delivered in connection with in-kind creates and redeems are valued as of the close of business on the effective date of the creation or redemption.
A Creation Unit will generally not be issued until the transfer of good title of the deposit securities to the Funds and the payment of any cash amounts have been completed. To the extent contemplated by the applicable participant agreement, Creation Units of the Funds will be issued to such authorized participant notwithstanding the fact that the Funds’ deposits have not been received in part or in whole, in reliance on the undertaking of the authorized participant to deliver the missing deposit securities as soon as possible. If the Funds or its agents do not receive all of the deposit securities, or the required cash amounts, by such time, then the order may be deemed rejected and the authorized participant shall be liable to the Fund for losses, if any.
Cash and Cash Equivalents – Idle cash may be swept into various interest bearing overnight demand deposits and is classified as a cash equivalent on the Statements of Assets and Liabilities. The Funds maintain cash in bank deposit accounts which, at times, may exceed the Federal Deposit Insurance Corporation (FDIC) limit of $250,000. Amounts swept overnight are available on the next business day.
5. FEDERAL INCOME TAX
The tax character of distributions paid was as follows:

For the Fiscal Period Ended June 30, 2025	Ordinary Income(1)	Long-Term Capital Gains
BCDF	$—	$ —
NVIR	—	—
INFL	10,385,250	—
JAPN	—	—
MEDX	—	—
SPAQ	—	—

For the Fiscal Year Ended December 31, 2024	Ordinary Income(1)	Long-Term Capital Gains	Return of Capital
BCDF	$215,184	$—	$—
NVIR	53,077	—	3,157
INFL	15,631,302	—	—
MEDX	271,213	23,584	4,065
SPAQ	523,153	—	—

(1)	Ordinary income may include short-term capital gains.

31

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
At December 31, 2024, the Funds’ most recent fiscal year end, the components of distributable earnings (accumulated losses) and the cost of investments on a tax basis, including the adjustments for financial reporting purposes as of the most recently completed Federal income tax reporting year for the Funds were as follows:

	BCDF	NVIR	INFL	MEDX	SPAQ
Federal Tax Cost of Investments	$10,015,012	$3,207,097	$883,837,457	$9,713,036	$17,065,261
Gross Tax Unrealized Appreciation	$2,489,075	$753,139	$174,059,200	$7,051,703	$369,404
Gross Tax Unrealized Depreciation	(434,976)	(286,046)	83,341,306	(1,937,845)	(341,922)
Net Tax Unrealized Appreciation	2,054,099	467,093	90,717,894	5,113,858	27,482
Undistributed Ordinary Income	38,201	—	815,580	—	209,307
Other Accumulated Gain (Loss)	(420,087)	(1,515)	(38,497,281)	—	—
Total Distributable Earnings/ (Accumulated Losses)	$1,672,213	$465,578	$53,036,193	$5,113,858	$236,789

The difference between book-basis and tax-basis unrealized appreciation/(depreciation) is attributable primarily to wash sales, passive foreign investment company mark to market, and grantor trust adjustments.
Under current tax law, net capital losses realized after October 31 as well as certain specified ordinary losses incurred after October 31 may be deferred and treated as occurring on the first day of the following fiscal year.
The Funds’ carryforward losses and post-October losses are determined only at the end of each fiscal year. At December 31, 2024, the Funds most recent fiscal year end, the Funds had carryforward losses which will be carried forward indefinitely to offset future realized capital gains as follows:

	Indefinite Short-Term Capital Loss Carryover	Indefinite Long-Term Capital Loss Carryover
Horizon Kinetics Blockchain Development ETF	$(364,437)	$(55,650)
Horizon Kinetics Energy and Remediation ETF	(1,515)	—
Horizon Kinetics Inflation Beneficiaries ETF	—	(38,497,281)
Horizon Kinetics Medical ETF	—	—
Horizon Kinetics SPAC Active ETF	—	—

6. INVESTMENT TRANSACTIONS
During the fiscal period ended June 30, 2025, the Funds realized net capital gains resulting from in-kind redemptions, in which shareholders exchanged Fund shares for securities held by the Funds rather than for cash. Because such gains are not taxable to the Funds, and are not distributed to shareholders, they have been reclassified from total distributable earnings (accumulated losses) to paid in-capital. The amount of realized gains and losses from in-kind redemptions included in realized gain/(loss) on investments in the Statements of Operations is as follows:

	Realized Gains	Realized Losses
Horizon Kinetics Blockchain Development ETF	$—	$—
Horizon Kinetics Energy and Remediation ETF	—	—
Horizon Kinetics Inflation Beneficiaries ETF	13,743,724	(509,056)
Horizon Kinetics Japan Owner Operator ETF	—	—
Horizon Kinetics Medical ETF	1,055,840	(26,921)
Horizon Kinetics SPAC Active ETF	114,766	—

32

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
Purchases and sales of investments (excluding short-term investments), creations in-kind and redemptions in-kind for the fiscal period ended June 30, 2025, were as follows:

	Purchases	Sales	Creations In-Kind	Redemptions In-Kind
Horizon Kinetics Blockchain Development ETF	$929,401	$641,031	$2,844,017	$—
Horizon Kinetics Energy and Remediation ETF	136,460	65,733	—	—
Horizon Kinetics Inflation Beneficiaries ETF	55,382,622	32,739,396	140,752,119	46,606,133
Horizon Kinetics Japan Owner Operator ETF	8,204,468	—	—	—
Horizon Kinetics Medical ETF	—	106,890	1,222,386	1,856,567
Horizon Kinetics SPAC Active ETF	7,162,252	6,199,036	—	2,947,652

7. SECURITIES LENDING
The Funds may lend domestic and foreign securities in its portfolio to approved brokers, dealers and financial institutions (but not individuals) under terms of participation in a securities lending program, which is administered by the Custodian. The securities lending agreement requires that loans are initially collateralized in an amount equal to at least 105% of the then current market value of any loaned securities that are foreign securities, or 102% of the then current market value of any other loaned securities. The custodian performs on a daily basis marking to market loaned securities and collateral. Each borrower is required, if necessary, to deliver additional collateral so that the total collateral held in the account for all loans of the Funds to the borrower will equal at least 100% of the market value of the loaned securities. The cash collateral is invested by the Custodian in accordance with approved investment guidelines. Those guidelines allow the cash collateral to be invested in readily marketable, high quality, short-term obligations issued or guaranteed by the United States Government; however, such investments are subject to risk of payment delays, declines in the value of collateral provided, default on the part of the issuer or counterparty, or otherwise may not generate sufficient interest to support the costs associated with securities lending. The Funds could also experience delays in recovering their securities and possible loss of income or value if the borrower fails to return the borrowed securities, although the Funds are indemnified from this risk by contract with the securities lending agent. Additionally, the Funds are subject to the risk of loss from investments that it makes with the cash received as collateral. The Funds manage credit exposure arising from these lending transactions by, in appropriate circumstances, entering into master netting agreements and collateral agreements with third-party borrowers that provide the Fund, in the event of default (such as bankruptcy or a borrower’s failure to pay or perform), the right to net a third-party borrower’s rights and obligations under such agreement and liquidate and set off collateral against the net amount owed by the counterparty.
The collateral invested in the Funds, if any, is reflected in each Fund’s Schedule of Investments and is included in the Statements of Assets and Liabilities in the line item labeled “Investments, at value.” A liability of equal value to the cash collateral received and subsequently invested in the Funds is included on the Statements of Assets and Liabilities as “Payable for collateral on securities loaned.” During the fiscal period ended June 30, 2025, the Funds loaned securities and received cash collateral for the loans, which was invested in the U.S. Bank Money Market Deposit Account. The Funds receives compensation in the form of loan fees owed by borrowers and income earned on collateral investments. A portion of the interest received on the loan collateral is retained by the Funds and the remainder is rebated to the borrower of the securities. Pursuant to the securities lending agreement between the Trust, on behalf of the Funds, and the Custodian, each Fund pays a fee to the Custodian, which is calculated daily and paid monthly, at a rate of 20% of the first $2 million of the Funds’ aggregate net income, 10% of the next $4 million of the Funds’ aggregate net income and 5% of the Funds’ aggregate net income that exceeds $6 million. The net amount of interest earned, after the interest rebate and the allocation to the Custodian, is included in the Statements of Operations as “Securities lending income, net.” The Funds continues to receive interest payments or dividends on the securities loaned during the borrowing period.

33

HORIZON KINETICS ETFs
NOTES TO FINANCIAL STATEMENTS
June 30, 2025 (Unaudited)(Continued)
As of June 30, 2025, the value of the securities on loan and payable for collateral due to broker were as follows:
Value of Securities on Loan and Collateral Received

	Values of Securities on Loan	Fund Collateral Received*
Horizon Kinetics Blockchain Development ETF	$1,190,680	$1,117,015
Horizon Kinetics Inflation Beneficiaries ETF	53,711,647	55,055,149
Horizon Kinetics Medical ETF	989,221	1,018,912

*	The cash collateral received was invested in the U.S. Bank Money Market Deposit Account, with an overnight and continuous maturity, as shown on the Statements of Assets and Liabilities.
8. PRINCIPAL RISKS
As with all ETFs, shareholders of the Funds are subject to the risk that their investment could lose money. Each Fund is subject to the principal risks, any of which may adversely affect the Fund’s NAV, trading price, yield, total return and ability to meet its investment objective.
A complete description of principal risks is included in the prospectus under the heading “Principal Investment Risks”.
9. NEW ACCOUNTING PRONOUNCEMENTS
Management has evaluated the impact of adopting ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures with respect to the financial statements and disclosures and determined there is no material impact for the Funds. Each Fund operates as a single segment entity. Each Fund’s income, expenses, assets, and performance are regularly monitored and assessed by the Adviser, who serves as the chief operating decision maker, using the information presented in the financial statements and financial highlights.
10. SUBSEQUENT EVENTS
In preparing these financial statements, management of the Funds has evaluated events and transactions for potential recognition or disclosure through the date the financial statements were issued. Management has determined that there were no subsequent events requiring recognition or disclosure in the financial statements

34

Horizon Kinetics ETFs
Board Consideration and Approval of Advisory Agreement (Unaudited)
Horizon Kinetics Japan Owner Operator ETF
At meetings held on February 25, 2025 (the “February Meeting”) and March 5, 2025 (the “March Meeting” and together with the February Meeting, the “Meetings”), the Board of Trustees (the “Board”) of Listed Funds Trust (the “Trust”), including those trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940 (the “1940 Act”) (the “Independent Trustees”), considered the approval of an advisory agreement (the “Agreement”) between Horizon Kinetics Asset Management LLC (the “Adviser”) and the Trust, on behalf of the Horizon Kinetics Japan Owner Operator ETF (the “Fund”).
Pursuant to Section 15 of the 1940 Act, the Agreement must be approved by: (i) the vote of the Board or shareholders of the Fund; and (ii) the vote of a majority of the Independent Trustees, cast at a meeting called for the purpose of voting on such approval. As discussed in greater detail below, in preparation for the Meetings, the Board requested from, and reviewed responsive information provided by, the Adviser.
In addition to the written materials provided to the Board in advance of the Meetings, during the March Meeting representatives from the Adviser provided the Board with an overview of its advisory business, including its investment personnel, financial resources, experience, investment processes, and compliance program. The representatives discussed the services to be provided to the Fund by the Adviser, as well as the rationale for launching the Fund, the Fund’s proposed fees, and information with respect to the Fund’s strategy and certain operational aspects of the Fund. The Board considered the materials it received in advance of the Meeting, including a memorandum from legal counsel to the Trust regarding the responsibilities of the Trustees in considering the approval of the Agreement under the 1940 Act and information conveyed during the Adviser’s oral presentation. The Board deliberated on the approval of the Agreement in light of this information. Throughout the process, the Board was afforded the opportunity to ask questions of, and request additional materials from, the Adviser. The Independent Trustees also met in executive session with counsel to the Trust to further discuss the proposed advisory arrangement and the Independent Trustees’ responsibilities relating thereto.
At the March Meeting, the Board, including a majority of the Independent Trustees, evaluated a number of factors, including, among other things: (i) the nature, extent, and quality of the services to be provided by the Adviser; (ii) the Fund’s anticipated expenses; (iii) the cost of the services to be provided and anticipated profits to be realized by the Adviser from the relationship with the Fund; (iv) comparative fee and expense data for the Fund and other investment companies with similar investment objectives; (v) the extent to which the management fee reflects economies of scale to be shared with its shareholders; (vi) any benefits to be derived by the Adviser from the relationship with the Fund, including any fall-out benefits enjoyed by the Adviser; and (vii) other factors the Board deemed relevant. In its deliberations, the Board considered the factors and reached the conclusions described below relating to the advisory arrangements and approval of the Agreement. In its deliberations, the Board did not identify any single piece of information that was paramount or controlling and the individual Trustees may have attributed different weights to various factors.
Nature, Extent, and Quality of Services to be Provided. The Board considered the scope of services to be provided under the Agreement, noting that the Adviser will be providing a continuous investment program for the Fund, including arranging for, or implementing, the purchase and sale of portfolio securities, monitoring adherence to the Fund’s investment restrictions, overseeing the activities of the service providers, and monitoring compliance with various policies and procedures with applicable securities regulations. In considering the nature, extent, and quality of the services to be provided by the Adviser, the Board considered the quality of the Adviser’s compliance infrastructure, as well as the Trust’s Chief Compliance Officer’s assessment of the Adviser’s compliance infrastructure. The Board noted that it had received a copy of the Adviser’s registration on Form ADV, as well as the response of the Adviser to a detailed series of questions which requested, among other information, information about the background and experience of the firm’s key personnel, the firm’s cybersecurity policy, and the services provided by the Adviser. The Board also considered the Adviser’s operational capabilities and resources and its experience in managing investment portfolios and trading options. The Board also noted its familiarity with the Adviser in its management of other series within the Trust.
Fund Expenses and Performance. Because the Fund had not yet commenced operations, the Board noted that there were no historical performance records to consider. The Board considered that the Fund’s management fee consists entirely of the “unitary fee” described below. The Board reviewed the proposed management fee for the Fund compared

35

Horizon Kinetics ETFs
Board Consideration and Approval of Advisory Agreement (Unaudited)(Continued)
to a group of ETFs selected by Barrington Partners as most comparable to the Fund (the “Peer Group”). Additionally, the Board compared the Fund’s management fee with funds identified by the Adviser to be the Fund’s most direct competitors (each, a “Selected Peer Group”).
The Board noted that the management fee was higher than the average and median of its Peer Group and higher than its Selected Peer Group, but was within the range of funds in its Peer Group.
The Board considered the Adviser’s discussion of the characteristics that set the Fund apart from its peers to warrant a higher management fee and agreed to monitor whether the Fund’s management fee continues to remain appropriate in light of performance and the manner in which its investment strategy is implemented following its commencement of operations and the markets’ reception of the Fund.
Cost of Services to be Provided and Profitability. The Board considered the cost of the services to be provided by the Adviser, the proposed management fee, and the estimated profitability projected by the Adviser, including the methodology underlying such projection. With respect to the Fund, the Board took into consideration that the Fund would pay the Adviser a “unitary fee,” meaning the Fund would pay no expenses except for the fee paid to the Adviser pursuant to the Agreement, interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, and distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act. The Adviser would be responsible for compensating the Fund’s other service providers and paying the Fund’s other expenses out of its own fee and resources. The Board also evaluated the compensation and benefits expected to be received by the Adviser from its relationship with the Fund. Based on the projected profitability information presented and the comparability of the Fund’s proposed fees and expenses to those of its peer funds, the Board concluded that the Adviser’s anticipated profitability appears reasonable at this time.
Economies of Scale. The Board expressed the view that the Adviser might realize economies of scale in managing the Fund as assets grow in size. However, the Board determined that, based on the amount and structure of the Fund’s unitary fee, any such economies of scale would be shared with the Fund’s shareholders. In the event there were to be significant asset growth in the Fund, the Board determined to reassess whether the management fee appropriately took into account any economies of scale that had been realized as a result of that growth.
Conclusion. No single factor was determinative of the Board’s decision to approve the Agreement; rather, the Board based its determination on the total mix of information available to it. Based on a consideration of all the factors in their totality, the Board, including a majority of the Independent Trustees, determined that the terms of the Agreement, including the compensation payable thereunder, were fair and reasonable to the Fund. The Board, including a majority of the Independent Trustees, therefore determined that the approval of the Agreement for an initial term of two years was in the best interests of the Fund and its shareholders.

36

HORIZON KINETICS ETFs
ADDITIONAL INFORMATION
June 30, 2025 (Unaudited)
THE BELOW INFORMATION IS REQUIRED DISCLOSURE FROM FORM N-CSR
Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.
There were no changes in or disagreements with accountants during the period covered by this report.
Item 9. Proxy Disclosure for Open-End Investment Companies.
There were no matters submitted to a vote of shareholders during the period covered by this report.
Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.
The Advisor has agreed to pay all operating expenses of the Funds pursuant to the terms of the Investment Advisory Agreement, subject to certain exclusions provided therein. As a result, the Advisor is responsible for compensating the Independent Trustees. Further information related to Trustee and Officer compensation for the Trust can be obtained from the most recent Statement of Additional Information.
Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.
Refer to the Board Consideration and Approval of Advisory Agreement.
QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION
For the fiscal year ended December 31, 2024, certain dividends paid by the Fund may be subject to a maximum tax rate of 20%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Horizon Kinetics Blockchain Development ETF	59.78%
Horizon Kinetics Energy and Remediation ETF	100.00%
Horizon Kinetics Inflation Beneficiaries ETF	100.00%
Horizon Kinetics Medical ETF	100.00%
Horizon Kinetics SPAC Active ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the fiscal year ended December 31, 2024, was as follows:

Horizon Kinetics Blockchain Development ETF	30.01%
Horizon Kinetics Energy and Remediation ETF	98.38%
Horizon Kinetics Inflation Beneficiaries ETF	47.93%
Horizon Kinetics Medical ETF	100.00%
Horizon Kinetics SPAC Active ETF	0.00%

The Percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(C) for the Fund was as follows:

Horizon Kinetics Blockchain Development ETF	0.00%
Horizon Kinetics Energy and Remediation ETF	0.00%
Horizon Kinetics Inflation Beneficiaries ETF	0.00%
Horizon Kinetics Medical ETF	1.55%
Horizon Kinetics SPAC Active ETF	0.00%

37

(b)	Financial Highlights are included within the financial statements filed under Item 7 of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There were no changes in or disagreements with accountants during the period covered by this report.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by this report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

All Fund expenses, including Trustee compensation, are paid by the Investment Adviser pursuant to the Investment Advisory Agreement. Additional information related to those fees is available in the Funds’ Statement of Additional Information.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

See Item 7(a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 16. Controls and Procedures.

(a)	The Registrant’s President and Treasurer have reviewed the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Not Applicable.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not Applicable.

(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a)under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)). Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Listed Funds Trust

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	9/5/2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Kacie G. Briody
Kacie G. Briody, President/Principal Executive Officer

Date	9/5/2025

By (Signature and Title)*	/s/ Travis G. Babich
Travis G. Babich, Treasurer/Principal Financial Officer

Date	9/5/2025

* Print the name and title of each signing officer under his or her signature.